LETTER TO THE SHAREHOLDERS OF THE J.P. MORGAN EMERGING MARKETS EQUITY FUND

June 1, 1998

Dear Shareholder:

It has been a turbulent six-month period in global emerging markets. While many markets in Europe and Latin America provided impressive returns, most Asian markets, which remained troubled in the wake of the region's crisis, continued to struggle for stability.

For the six months ended April 30, 1998, the J.P. Morgan Emerging Markets Equity Fund gained 1.39%. While the portfolio's currency decisions contributed positively to performance, country-allocation and stock-selection decisions detracted from its return, causing the portfolio to underperform the 3.64% return of its benchmark for the period.

The fund's net asset value increased from $9.78 per share to $9.83 per share after paying an income dividend of approximately $0.08 per share during the period. The fund's net assets totaled $58.1 million on April 30, while the total net assets of the Emerging Markets Equity Portfolio, in which the fund invests, totaled $318.1 million.

Included in this report is a Q&A with Alejandro Baez-Sacasa, a member of the fund's portfolio management team and leader of the Emerging Markets Equity Strategy Team. This interview is designed to answer commonly asked questions about the fund, elaborate on what happened during the reporting period, and provide an outlook for the months ahead. We hope you find it informative.

As chairman and president of Asset Management Services, we appreciate your investment in the fund. If you have any comments or questions, please call your Morgan representative or J.P. Morgan Funds Services at (800) 521-5411.

Sincerely yours,

/s/ Ramon de Oliveira                   /s/ Keith M Schappert

Ramon de Oliveira                       Keith M Schappert
Chairman of Asset Management Services   President of Asset Management Services
J.P. Morgan & Co. Incorporated          J.P. Morgan & Co. Incorporated


--------------------------------------------------------------------------------
TABLE OF CONTENTS
LETTER TO THE SHAREHOLDERS . 1      FUND FACTS AND HIGHLIGHTS. . . . 6

FUND PERFORMANCE . . . . . . 2      SPECIAL FUND-BASED SERVICES. . . 7

PORTFOLIO MANAGER Q&A. . . . 3      FINANCIAL STATEMENTS . . . . . .10
--------------------------------------------------------------------------------

FUND PERFORMANCE

EXAMINING PERFORMANCE
One way to look at performance is to review a fund's average annual total return. This figure takes the fund's actual (or cumulative) return and shows what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically one, five, or ten years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.


PERFORMANCE                                  TOTAL RETURNS       AVERAGE ANNUAL TOTAL RETURNS
                                             ------------------  -------------------------------
                                             THREE       SIX     ONE        THREE     SINCE
AS OF APRIL 30, 1998                         MONTHS      MONTHS  YEAR       YEARS     INCEPTION*
---------------------------------------------------------------  -------------------------------
J.P. Morgan Emerging
   Markets Equity Fund                      12.21%      1.39%    -12.79%      1.31%   -0.09%

Emerging Markets Benchmark**                13.98%      3.64%    -14.54%     -0.44%   -2.09%

Lipper Emerging Markets Equity Fund Index   12.60%      0.89%    -13.41%      2.42%      N/A


AS OF MARCH 31, 1998
---------------------------------------------------------------  -------------------------------

J.P. Morgan Emerging
   Markets Equity Fund                       3.17%    -17.14%    -13.95%      2.14%   -0.28%

Emerging Markets Benchmark**                 6.19%    -12.41%    -13.44%      1.50%   -1.89%

Lipper Emerging Markets Equity Fund Index    4.55%    -16.13%    -13.59%      3.43%      N/A

*11/15/93 -- COMMENCEMENT OF OPERATIONS (AVERAGE ANNUAL TOTAL RETURNS BASED ON MONTH END FOLLOWING INCEPTION). THE FUND'S AVERAGE ANNUAL TOTAL RETURN SINCE ITS COMMENCEMENT OF OPERATIONS ON 11/15/93 THRU 4/30/98 IS 0.38%.

**INTERNATIONAL FINANCE CORPORATION (IFC) GLOBAL INDEX ADJUSTED FOR LIMITED-ACCESS COUNTRIES (CAPPED WEIGHTS OF 5% IN CHILE, INDIA, KOREA AND TAIWAN, AND 15% IN MALAYSIA THROUGH AUGUST 31, 1993, FROM SEPTEMBER 1, 1993 FORWARD MALAYSIA NOT CAPPED) THROUGH DECEMBER 31, 1994. FROM JANUARY 1, 1995 THROUGH DECEMBER 31, 1995 IFC INVESTABLE INDEX (EXCLUDING SOUTH AFRICA AFTER APRIL 1, 1995) AND THE MSCI EMERGING MARKETS FREE INDEX THEREAFTER. THE INDICES ARE UNMANAGED PORTFOLIOS WHICH MEASURE EMERGING MARKET EQUITY PERFORMANCE. THEY DO NOT INCLUDE FEES OR EXPENSES AND ARE NOT AVAILABLE FOR ACTUAL INVESTMENT.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE NET OF FEES AND ASSUME THE REINVESTMENT OF DISTRIBUTIONS AND REFLECT THE REIMBURSEMENT OF CERTAIN FUND EXPENSES AS DESCRIBED IN THE PROSPECTUS. HAD EXPENSES NOT BEEN SUBSIDIZED RETURNS WOULD HAVE BEEN LOWER. LIPPER ANALYTICAL SERVICES, INC. IS A LEADING SOURCE FOR MUTUAL FUND DATA.

PORTFOLIO MANAGER Q&A

[PHOTO]

The following is an interview with ALEJANDRO BAEZ-SACASA, a member of the portfolio management team for the Emerging Markets Equity Portfolio in which the fund invests. Alejandro joined Morgan Private Banking in 1982. Before moving to the Emerging Markets equities team in 1995, he spent ten years managing international balanced portfolios for private clients. This interview was conducted May 22, 1998 and reflects Alejandro's views on that date.

HOW HAVE EMERGING MARKETS BEHAVED OVER THE PAST SIX MONTHS?

ABS: For the six months ending April 30, the MSCI EM Free Index increased by 3.6%. Although the index was in positive territory for the period, there was a great deal of dispersion and volatility among individual markets and regions. Currencies in Asia played a major role in returns over the last six months. The period also encapsulated some of the more difficult, as well as positive, events for the emerging markets asset class since the Mexican devaluation of 1994 -- namely: the International Monetary Fund (IMF) rescue of Korea and Indonesia, as well as the inclusion of Greece's currency (the Drachma) into Europe's exchange rate mechanism (ERM). It is during these types of market environments where a well diversified portfolio can help smooth out individual market and regional volatility.

CAN YOU SPEAK ABOUT THE SPECIFIC REGIONS WITHIN THE EMERGING MARKETS UNIVERSE -- LATIN AMERICA, ASIA, EUROPE -- AND HOW THEY PERFORMED RELATIVE TO EACH OTHER?

ABS: In dollar terms, the best performing region during the period was emerging Europe; its composite index gained 17%. The strength of the European index was primarily driven by Greece, whose market advanced by 50% as a result of the inclusion of its currency into the ERM in March. Investors became enthusiastic about Greece's prospects, extrapolating that this event would stabilize the currency, and act as a catalyst for Greek inflation and interest rates to "converge" with other countries in the European Union (EU). The only market that disappointed in the European region was Russia, as political uncertainty, currency worries, and weak oil prices resulted in an 18% decline for that market.

Looking at Asia, its regional composite declined by 12% over the period, with the Asian crisis hitting its low points in December and January. Most markets and currencies then recovered during February and March, giving forward momentum during April. Korea and Indonesia were the focus of attention throughout the period. Korea went through a successful presidential election, with the new administration putting in place a series of measures that were positively received by investors: a more flexible labor policy, higher interest rates, increased limits on foreign equity investment, and tougher banking regulations were among them. These measures, coupled with the $57 billion bailout by the IMF, helped stabilize Korea's currency and equity markets. Indonesia was also the beneficiary of an IMF program; however its government's indecisive approach to reforms, along with doubts about the stability of the Suharto government, resulted in the 62% decline in Indonesia's equity market. Happily for investors, Indonesia is a small component of our universe, accounting for only 2% of the portfolio's benchmark. It is also important to point out that not all of the Asian markets provided negative returns. The Philippines and Taiwan were up 7% and 1%, respectively.

Lastly, focusing on Latin America, its composite closed the period up 8%. Markets were mixed during the period; while the larger markets were up around 14% (Mexico and Brazil), the smaller markets (Venezuela and Colombia) underperformed the global composite. Also, the Asian crisis affected Latin America in several major ways. First, it negatively impacted the prices of copper and oil, two key commodities for the region. Secondly, it forced governments to increase interest rates to defend their currencies, and to cut back spending. However, compared with the much slower corrective action taken by governments in Asia, the prompt responses by the Latin governments were well received by investors.

GIVEN THE MARKET SUMMARY YOU JUST PROVIDED, HOW DID THE FUND PERFORM FOR THE REPORTING PERIOD? WHAT CONTRIBUTED OR DETRACTED FROM ITS RETURN?

ABS: Unfortunately, the fund trailed its benchmark for the period. While currency decisions contributed positively to performance, country-allocation and stock-selection decisions detracted from the fund's return.

Specifically, country allocation was mildly negative due primarily to the portfolio's underweight positions in Portugal, Mexico, and Greece, and its overweight positions in Korea, Russia, and Thailand. The negative impact of these allocation decisions offset the positive contributions that came from the portfolio's underweights in Indonesia, Malaysia, Taiwan, and its overweights in Argentina, Turkey, and Poland.

Security selection was positive in Chile, Korea, Ghana, Mexico, Peru, Venezuela, and Taiwan. However, selections in Brazil hurt fund returns, as the portfolio was exposed to commodity-sensitive and retail stocks, which were both severely impacted by the Asian crisis. Stock holdings in Russia also detracted from performance: the portfolio's exposure to oil stocks hurt the fund when oil prices severely declined.

LOOKING AHEAD INTO THE SECOND HALF OF 1998, HOW DO YOU FORESEE THINGS PANNING OUT, AND HOW IS THE PORTFOLIO BEING POSITIONED ACCORDINGLY?

ABS: We still think that emerging markets remain very attractive. Given the positive global interest-rate and inflation environment, combined with the high valuations of the developed markets (i.e. the U.S. and Europe), we believe an allocation to emerging markets makes sense for a well diversified investor.

In terms of price-earnings (P/E) ratios, emerging markets are selling at 15 times (15x) this year's earnings, compared to 23x for the U.S. market and 22x for the EAFE Index. We believe that investors are, to a certain degree, beginning to recognize the overvaluation of the developed markets, as the inflow of assets into emerging-markets funds has been positive year to date.

Specifically, we are positioning the portfolio in the following way: regionally, we expect to maintain the portfolio's underweight in Asia and South Africa, and an overweight in Latin America and Eastern Europe. In terms of specific country allocation, the portfolio's largest overweights are in Brazil, Russia, South Korea, Philippines, China, Russia, Czech Republic, and Turkey. The portfolio's largest underweights continue to be in Taiwan, Malaysia, South Africa, and Mexico.

Even though our outlook for emerging markets remains positive, there are certain risks that could affect returns in the coming year. It is possible that the Asian crisis is more protracted than investors realize. Although J.P. Morgan's economists do not expect a devaluation in China, investors may become concerned about this issue in weeks to come. Also, Russia and Brazil will remain a focus of attention, due to their political and fiscal situations. Overall, however, our outlook remains positive for emerging market equities.

FUND FACTS

INVESTMENT OBJECTIVE
J.P. Morgan Emerging Markets Equity Fund seeks to provide a high total return from a portfolio of equity securities of companies in emerging markets. It is designed for long-term investors who want to diversify their investments by adding exposure to the rapidly growing emerging markets. As an international investment, the fund is subject to foreign market, political, and currency risk.

--------------------------------------------------------------------------------
COMMENCEMENT OF OPERATIONS
11/15/93

--------------------------------------------------------------------------------
FUND NET ASSETS AS OF 4/30/98
$58,055,677

--------------------------------------------------------------------------------
PORTFOLIO NET ASSETS AS OF 4/30/98
$318,132,751

--------------------------------------------------------------------------------
CAPITAL GAIN PAYABLE DATE (IF APPLICABLE)
12/18/98


EXPENSE RATIO
The fund's current expense ratio of 1.75% covers shareholders' expenses for custody, tax reporting, investment advisory and shareholder services after reimbursement. The fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping fund shares, or for wiring redemption proceeds from the fund.

FUND HIGHLIGHTS
ALL DATA AS OF APRIL 30, 1998

COUNTRY ALLOCATION
(PERCENTAGE OF TOTAL INVESTMENTS)

[CHART]

LATIN AMERICA                                           41%

ASIA                                                    26.7%

EUROPE                                                  17.0%

AFRICA/MIDDLE EAST                                      15.0%

OTHER                                                    0.2%

                                                   (PERCENTAGE OF
LARGEST EQUITY HOLDINGS                           TOTAL INVESTMENTS)
------------------------------------------------------------------------
TELECOMUNICACOES BRASILEIERAS SA (BRAZIL)                2.5%

YPF SOCIEDAD ANONIMA SA                                  2.1%

(SPON. ADR) (ARGENTINA)

TELEFONOS DE MEXICO SA DE CV                             2.0%

(SPON. ADR) (CLASS L) (MEXICO)

PETROLEO BRASILEIRO SA (PREFERRED) (BRAZIL)              1.8%

ITC LTD. (INDIA)                                         1.7%

TATA ENGINEERING & LOCOMOTIVE CO. LTD.

(SPON. GDR) (INDIA)                                      1.6%

TELECOMUNICACOES BRASILEIRAS SA

(ADR) (PREFERRED) (BRAZIL)                               1.6%

SOUTH AFRICA BREWERIES LTD. (SOUTH AFRICA)               1.6%

AYALA LAND, INC. (CLASS B) (PHILIPPINES)                 1.5%

ABSA GROUP LTD. (SOUTH AFRICA)                           1.5%



SPECIAL FUND-BASED SERVICES

PIERPONT ASSET ALLOCATION SERVICE (PAAS) For many investors, a diversified portfolio -- including short-term instruments, bonds, and stocks -- can offer an excellent opportunity to achieve one's investment objectives. PAAS provides investors with a comprehensive management program for their portfolios. Through this service, investors can:

 - Create and maintain an asset allocation that is specifically targeted at meeting their most critical investment objectives.

 - Make ongoing tactical adjustments in the actual asset mix of their portfolios to capitalize on shifting market trends.

 - Make investments through the J.P. Morgan Funds, a family of diversified mutual funds.

PAAS is available to clients who invest a minimum of $500,000 in the J.P. Morgan Funds.

IRA MANAGEMENT SERVICE
As one of the few remaining investments that can help your assets grow tax-deferred until retirement, the IRA enables more of your dollars to work for you longer. Morgan offers an IRA Rollover plan that helps you to build well-balanced long-term investment portfolios, diversified across a wide array of mutual funds. From money markets to emerging markets, the J.P. Morgan Funds provide an excellent way to help you accumulate long-term wealth for retirement.

DISTRIBUTED BY FUNDS DISTRIBUTOR, INC. MORGAN GUARANTY TRUST COMPANY OF NEW YORK SERVES AS AN INVESTMENT ADVISOR AND MAKES THE FUND AVAILABLE SOLELY IN ITS CAPACITY AS SHAREHOLDER SERVICING AGENT. SHARES OF THE FUND ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED BY ANY BANK, GOVERNMENT ENTITY, OR THE FDIC. RETURN AND SHARE PRICE WILL FLUCTUATE AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

The fund invests through a master portfolio (another fund with the same objective). The fund invests in foreign securities which are subject to special risks; prospective investors should refer to the fund's prospectus for a discussion of these risks.

CALL J.P. MORGAN FUNDS SERVICES AT (800) 521-5411 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING MANAGEMENT FEES AND OTHER EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

J.P. MORGAN EMERGING MARKETS EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
APRIL 30, 1998
--------------------------------------------------------------------------------

ASSETS
Investment in The Emerging Markets Equity
  Portfolio ("Portfolio"), at value                $ 58,072,224
Receivable for Shares of Beneficial Interest Sold        38,099
Deferred Organization Expenses                            4,762
Prepaid Trustees' Fees                                      101
Prepaid Administration Fees                                  44
Prepaid Expenses and Other Assets                         6,841
                                                   ------------
    Total Assets                                     58,122,071
                                                   ------------
LIABILITIES
Payable for Shares of Beneficial Interest
  Redeemed                                               17,023
Shareholder Servicing Fee Payable                        12,219
Administrative Services Fee Payable                       1,422
Fund Services Fee Payable                                   193
Accrued Expenses                                         35,537
                                                   ------------
    Total Liabilities                                    66,394
                                                   ------------
NET ASSETS
Applicable to 5,905,603 Shares of Beneficial
  Interest Outstanding
  (par value $0.001, unlimited shares authorized)  $ 58,055,677
                                                   ------------
                                                   ------------
Net Asset Value, Offering and Redemption Price
  Per Share                                               $9.83
                                                           ----
                                                           ----
ANALYSIS OF NET ASSETS
Paid-in Capital                                    $ 63,140,759
Distributions in Excess of Net Investment Income        (52,346)
Accumulated Net Realized Loss on Investment and
  Foreign Currency Contracts and Transactions        (8,328,167)
Net Unrealized Appreciation of Investment and
  Foreign Currency Contracts and
  Translations                                        3,295,431
                                                   ------------
    Net Assets                                     $ 58,055,677
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN EMERGING MARKETS EQUITY FUND
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED APRIL 30, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
Allocated Dividend Income (Net of Foreign
  Withholding Tax of $52,196)                                 $   639,583
Allocated Interest Income                                          30,643
Allocated Portfolio Expenses                                     (347,727)
                                                              -----------
    Net Investment Income Allocated from
      Portfolio                                                   322,499
FUND EXPENSES
Shareholder Servicing Fee                          $ 65,460
Transfer Agent Fees                                  17,871
Registration Fees                                     8,902
Administrative Services Fee                           7,815
Printing Expenses                                     6,533
Professional Fees                                     5,912
Amortization of Organization Expenses                 4,351
Line of Credit Expense                                1,191
Fund Services Fee                                       851
Administration Fee                                      638
Trustees' Fees and Expenses                             495
Insurance Expense                                       146
Miscellaneous                                           790
                                                   --------
    Total Fund Expenses                             120,955
Less: Reimbursement of Expenses                     (11,572)
                                                   --------
NET FUND EXPENSES                                                 109,383
                                                              -----------
NET INVESTMENT INCOME                                             213,116
NET REALIZED LOSS ON INVESTMENT AND FOREIGN
  CURRENCY CONTRACTS AND TRANSACTIONS ALLOCATED
  FROM PORTFOLIO                                               (7,143,718)
NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENT AND FOREIGN CURRENCY CONTRACTS AND
  TRANSLATIONS ALLOCATED FROM PORTFOLIO                         8,977,562
                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $ 2,046,960
                                                              -----------
                                                              -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN EMERGING MARKETS EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   FOR THE SIX
                                                   MONTHS ENDED
                                                    APRIL 30,      FOR THE FISCAL
                                                       1998          YEAR ENDED
                                                   (UNAUDITED)    OCTOBER 31, 1997
                                                   ------------   ----------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS
Net Investment Income                              $    213,116   $       369,246
Net Realized Gain (Loss) on Investment and
  Foreign Currency Contracts and Transactions
  Allocated from Portfolio                           (7,143,718)        4,134,189
Net Change in Unrealized Appreciation
  (Depreciation) of Investment and Foreign
  Currency Contracts and Translations Allocated
  from Portfolio                                      8,977,562        (5,358,891)
                                                   ------------   ----------------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                       2,046,960          (855,456)
                                                   ------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                  (262,242)         (323,280)
In Excess of Net Investment Income                      (52,346)               --
                                                   ------------   ----------------
                                                       (314,588)         (323,280)
                                                   ------------   ----------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Proceeds from Shares of Beneficial Interest Sold     35,779,353        25,423,835
Reinvestment of Dividends                               270,492           265,307
Cost of Shares of Beneficial Interest Redeemed      (25,170,262)      (38,174,151)
                                                   ------------   ----------------
    Net Increase (Decrease) from Transactions in
      Shares of Beneficial Interest                  10,879,583       (12,485,009)
                                                   ------------   ----------------
    Total Increase (Decrease) in Net Assets          12,611,955       (13,663,745)

NET ASSETS
Beginning of Period                                  45,443,722        59,107,467
                                                   ------------   ----------------
End of Period (including distributions in excess
  of net investment income of $52,346 and
  undistributed net investment income of $49,126,
  respectively)                                    $ 58,055,677   $    45,443,722
                                                   ------------   ----------------
                                                   ------------   ----------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN EMERGING MARKETS EQUITY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period are as follows:

                                                                                                     FOR THE PERIOD
                                                                                                    NOVEMBER 15, 1993
                                                       FOR THE         FOR THE FISCAL YEAR ENDED    (COMMENCEMENT OF
                                                   SIX MONTHS ENDED           OCTOBER 31,              OPERATIONS)
                                                    APRIL 30, 1998    ---------------------------        THROUGH
                                                     (UNAUDITED)       1997      1996      1995     OCTOBER 31, 1994
                                                   ----------------   -------   -------   -------   -----------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $  9.78         $ 10.18   $  9.65   $ 12.43      $ 10.00
                                                   ----------------   -------   -------   -------   -----------------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                    0.06            0.08      0.08      0.05         0.02
Net Realized and Unrealized Gain (Loss) on
  Investment and Foreign Currency Transactions           0.07           (0.42)     0.53     (2.66)        2.41
                                                   ----------------   -------   -------   -------   -----------------
Total from Investment Operations                         0.13           (0.34)     0.61     (2.61)        2.43
                                                   ----------------   -------   -------   -------   -----------------

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                   (0.07)          (0.06)    (0.08)    (0.03)          --
Net Realized Gain                                          --              --        --     (0.14)          --
In Excess of Net Investment Income                      (0.01)             --        --        --           --
                                                   ----------------   -------   -------   -------   -----------------
Total Distributions to Shareholders                     (0.08)          (0.06)    (0.08)    (0.17)          --
                                                   ----------------   -------   -------   -------   -----------------

NET ASSET VALUE, END OF PERIOD                        $  9.83         $  9.78   $ 10.18   $  9.65      $ 12.43
                                                   ----------------   -------   -------   -------   -----------------
                                                   ----------------   -------   -------   -------   -----------------

RATIOS AND SUPPLEMENTAL DATA
Total Return                                             1.39%(a)       (3.34%)    6.31%   (21.15%)      24.30%(a)
Net Assets, End of Period (in thousands)              $58,056         $45,444   $59,107   $49,295      $53,431
Ratios to Average Net Assets
  Expenses                                               1.75%(b)        1.65%     1.69%     1.80%        1.84%(b)
  Expenses Without Reimbursement                         1.79%(b)        1.65%     1.69%     1.80%        1.96%(b)
  Net Investment Income                                  0.81%(b)        0.62%     0.68%     0.55%        0.25%(b)

------------------------
(a) Not annualized.

(b) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN EMERGING MARKETS EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
APRIL 30, 1998
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The J.P. Morgan Emerging Markets Equity Fund (the "fund") is a separate series of the J.P. Morgan Funds, a Massachusetts business trust (the "trust") which was organized on November 4, 1992. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund commenced operations on November 15, 1993. Prior to January 1, 1998, the trust's and the fund's names were The JPM Pierpont Funds and The JPM Pierpont Emerging Markets Equity Fund, respectively.

The fund invests all of its investable assets in The Emerging Markets Equity Portfolio (the "portfolio"), a diversified open-end management investment company having the same investment objective as the fund. The value of such investment included in the Statement of Assets and Liabilities reflects the fund's proportionate interest in the net assets of the portfolio (approximately 18% at April 30, 1998). The performance of the fund is directly affected by the performance of the portfolio. The financial statements of the portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the fund's financial statements.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the fund:

   a) Valuation of securities by the portfolio is discussed in Note 1a of the portfolio's Notes to Financial Statements which are included elsewhere in this report.

   b) The fund records its share of net investment income, realized and unrealized gain and loss and adjusts its investment in the portfolio each day. All the net investment income and realized and unrealized gain and loss of the portfolio is allocated pro rata among the fund and other investors in the portfolio at the time of such determination.

   c) Distributions to shareholders of net investment income and net realized capital gain, if any, are declared and paid annually.

   d) The fund incurred organization expenses in the amount of $43,837. Morgan Guaranty Trust Company of New York ("Morgan") has paid the organization expenses of the fund. The fund has agreed to reimburse Morgan for these costs which are being deferred and amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the fund.

   e) Expenses incurred by the trust with respect to any two or more funds in the trust are allocated in proportion to the net assets of each fund in the trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

   f) The fund is treated as a separate entity for federal income tax purposes and intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

J.P. MORGAN EMERGING MARKETS EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

   a) The trust, on behalf of the fund, has retained Funds Distributor, Inc.("FDI"), a registered broker-dealer, to serve as co-administrator and distributor for the fund. Under a Co-Administration Agreement between FDI and the trust, on behalf of the fund, FDI provides administrative services necessary for the operations of the fund, furnishes office space and facilities required for conducting the business of the fund and pays the compensation of the fund's officers affiliated with FDI. The fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the fund is based on the ratio of the fund's net assets to the aggregate net assets of the trust and certain other investment companies subject to similar agreements with FDI. For the six months ended April 30, 1998, the fee for these services amounted to $638.

   b) The trust, on behalf of the fund, has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the fund. Under the Services Agreement, the fund has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and the other portfolios (the "master portfolios") in which the trust and the J.P. Morgan Institutional Funds (formerly The JPM Institutional Funds) invest and J.P. Morgan Series Trust (formerly JPM Series Trust) in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the fund is determined by the proportionate share that its net assets bear to the net assets of the trust, the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the six months ended April 30, 1998, the fee for these services amounted to $7,815 .

      Beginning January 26, 1998, Morgan has agreed to reimburse the fund to the extent necessary to maintain the total operating expenses of the fund, including the expenses allocated to the fund from the portfolio, at no more than 1.75% of the average daily net assets of the fund until further notice. For the period from January 26, 1998 through April 30, 1998, Morgan has agreed to reimburse the fund $11,572 for expenses under this agreement.

   c) The trust, on behalf of the fund, has a Shareholder Servicing Agreement with Morgan to provide account administration and personal account maintenance service to fund shareholders. The agreement provides for the fund to pay Morgan a fee for these services which is computed daily and paid monthly at an annual rate of 0.25% of the average daily net assets of the fund. For the six months ended April 30, 1998, the fee for these services amounted to $65,460.

      Morgan, Charles Schwab & Co. ("Schwab") and the trust are parties to separate services and operating agreements (the "Schwab Agreements") whereby Schwab makes fund shares available to customers of investment advisors and other financial intermediaries who are Schwab's clients. The fund is not responsible for payments to Schwab under the Schwab Agreements; however, in the event the services

J.P. MORGAN EMERGING MARKETS EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------
      agreement with Schwab is terminated for reasons other than a breach by Schwab and the relationship between the trust and Morgan is terminated, the fund would be responsible for the ongoing payments to Schwab with respect to pre-termination shares.

   d) The trust, on behalf of the fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the trust's affairs. The trustees of the trust represent all the existing shareholders of Group. The fund's allocated portion of Group's costs in performing its services amounted to $851 for the six months ended April 30, 1998.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the fund's allocated portion of the total fees and expenses. The trust's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $200.

3. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more series. Transactions in shares of beneficial interest of the fund were as follows:

                                                   FOR THE SIX
                                                   MONTHS ENDED
                                                    APRIL 30,      FOR THE FISCAL
                                                       1998          YEAR ENDED
                                                   (UNAUDITED)    OCTOBER 31, 1997
                                                   ------------   ----------------
Shares sold......................................    3,905,221          2,229,006
Reinvestment of dividends and distributions......       29,724             25,934
Shares redeemed..................................   (2,677,139)        (3,413,201)
                                                   ------------   ----------------
Net Increase (Decrease)..........................    1,257,806         (1,158,261)
                                                   ------------   ----------------
                                                   ------------   ----------------

4. CREDIT AGREEMENT

The trust, on behalf of the fund, together with other affiliated investment companies (the "funds"), entered into a revolving line of credit agreement (the "Agreement") on May 28, 1997, with unaffiliated lenders. Additionally, since all of the investable assets of the fund are in the portfolio, the portfolio is party to certain covenants of the Agreement. The maximum commitment borrowing under the Agreement is $100,000,000. Prior to January 26, 1998, the maximum borrowing under the Agreement was $150,000,000. The Agreement expires on May 27, 1998, however, the fund as party to the Agreement has extended the Agreement and will continue its participation therein for an additional 364 days until May 26, 1999. The maximum borrowing under the new Agreement will be $150,000,000. The purpose of the Agreement is to provide another alternative for settling large fund shareholder redemptions. Interest on any such borrowings outstanding will approximate market rates.

J.P. MORGAN EMERGING MARKETS EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------
The funds pay a commitment fee at an annual rate of 0.065% on the unused portion of the committed amount which is allocated to the funds in accordance with procedures established by their respective trustees or directors. There were no outstanding borrowings pursuant to the Agreement at April 30, 1998.

5. OTHER MATTERS

Prior to January 23, 1998, the fund invested in the portfolio along with another registered management investment company and a non-U.S. fund both managed by Morgan. On January 23, 1998, the non-U.S. fund withdrew its interest in the portfolio through an in-kind withdrawal amounting to $381,757,617. The withdrawal did not create a taxable event to the fund or reduce the net assets of the fund, but did reduce the net assets of the portfolio.

The Emerging Markets Equity Portfolio
Semi-Annual Report April 30, 1998
(unaudited)
(The following pages should be read in conjunction with the J.P. Morgan Emerging Markets Equity Fund
Semi-Annual Financial Statements)

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
APRIL 30, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
COMMON STOCK (83.4%)
ARGENTINA (5.1%)
Banco de Galicia y Buenos Aires SA (ADR)
  (Banking)......................................        56,505   $   1,382,607
Banco Frances del Rio de la Plata SA (ADR)
  (Banking)......................................         1,907          55,422
Capex SA (Utilities).............................        74,310         406,524
Corcemar SA, Class B (Building Materials)........       226,692       1,360,315
Molinos Rio de la Plata SA (Food, Beverages &
  Tobacco).......................................       366,747         843,619
Nobleza Piccardo SA, Class B (Food, Beverages &
  Tobacco).......................................       198,900       1,004,566
Perez Companc SA (Spon. ADR) (Oil-Services)......       119,012       1,398,391
Quilmes Industrial SA (Registered) (Spon. ADR)
  (Food, Beverages & Tobacco)....................        38,750         337,125
Telefonica de Argentina SA (Spon. ADR)
  (Telecommunications)...........................        71,300       2,749,506
YPF Sociedad Anonima (Spon. ADR)
  (Oil-Production)...............................       193,800       6,758,775
                                                                  -------------
                                                                     16,296,850
                                                                  -------------

BRAZIL (5.9%)
Bompreco Supermercados do Norde SA (GDR) (144A)
  (Food, Beverages & Tobacco)....................        47,799         860,382
Ceval Alimentos SA (Food, Beverages & Tobacco)...   241,693,731       1,003,519
Companhia de Saneamento Basico do Estado de Sao
  Paulo (Utilities)..............................    19,888,000       4,519,925
Makro Atacadista SA (Spon. GDS) (144A)
  (Retail)+......................................       148,500       1,622,556
Perdigao SA (Food, Beverages & Tobacco)..........    18,314,000          28,815
Santista Alimentos SA (Food, Beverages &
  Tobacco).......................................       689,653         578,720
Souza Cruz SA (Food, Beverages & Tobacco)........       263,600       2,154,387
Telecomunicacoes Brasileiras SA
  (Telecommunication Services)...................    80,702,000       8,006,578
                                                                  -------------
                                                                     18,774,882
                                                                  -------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------

CHILE (4.5%)
Administradora de Fondos de Pensiones Provida SA
  (ADR) (Banking)................................       106,000   $   1,894,750
Banco Santander Chile SA (ADS) (Banking).........       126,600       1,772,400
Compania Cervecerias Unidas SA (ADR) (Food,
  Beverages & Tobacco)...........................        84,500       2,318,469
Compania de Telecomunicaciones de Chile SA (Spon.
  ADR) (Telecommunication Services)..............        86,125       2,158,508
Embotelladora Andina SA (ADR) (Food, Beverages &
  Tobacco).......................................        97,400       2,197,587
Enersis SA (ADR) (Utilities).....................        45,300       1,333,519
Madeco SA (Spon. ADR) (Construction & Housing)...        53,200         851,200
Sociedad Quimica y Minera de Chile SA (ADR)
  (Chemicals)....................................        44,046       1,913,248
                                                                  -------------
                                                                     14,439,681
                                                                  -------------

CHINA (0.5%)
Beijing North Star Co. Ltd., Series H (Real
  Estate)........................................     2,356,000         699,556
Luoyang Glass Co. Ltd., Series H (Building
  Materials)+....................................     1,206,000          79,403
Shanghai Erfangji Co. Ltd., Series B (Capital
  Goods)+........................................        80,452           7,241
Shanghai Tyre and Rubber Co. Ltd., Series B
  (Metals & Mining)..............................     1,332,790         285,217
Tsingtao Brewery Co. Ltd., Series B (Food,
  Beverages & Tobacco)+..........................     2,772,000         540,368
                                                                  -------------
                                                                      1,611,785
                                                                  -------------

COLOMBIA (0.4%)
Banco de Colombia SA (GDR)(144A) (Banking).......       103,400         464,266
Cementos Diamante SA (ADR) (Building
  Materials).....................................       103,900         921,593
Corporacion Financiera Del Valle SA (ADR) (144A)
  (Banking)......................................         9,407          25,870
                                                                  -------------
                                                                      1,411,729
                                                                  -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
CROATIA (0.5%)
Pliva D.D. (GDR) (144A) (Pharmaceuticals)........        88,260   $   1,597,506
                                                                  -------------

CZECH REPUBLIC (1.6%)
Central European Media Enterprises Ltd. (Class A)
  (Entertainment, Leisure & Media)+..............        50,800       1,420,812
Cokoladovny AS (Food, Beverages & Tobacco).......        14,900       2,380,014
Elektrarny Opatovice AS (Telecommunications).....        12,600       1,320,282
                                                                  -------------
                                                                      5,121,108
                                                                  -------------

ECUADOR (0.2%)
La Cemento Nacional CA (GDS) (144A) (Building
  Materials).....................................         4,240         712,320
                                                                  -------------
EGYPT (0.5%)
Commercial International Bank of Egypt (GDR)
  (144A) (Banking)+..............................        70,350       1,188,915
Paints & Chemicals Industry Co. (GDR)
  (Chemicals)....................................        34,600         398,765
                                                                  -------------
                                                                      1,587,680
                                                                  -------------
GABON (0.3%)
Elf Gabon SA (Oil-Production)....................         5,200         890,032
                                                                  -------------

GHANA (1.0%)
Guinness Ghana Ltd. (Food, Beverages &
  Tobacco)+......................................       761,545         432,826
Pioneer Tobacco Co. (Food, Beverages &
  Tobacco)+......................................     1,175,500         424,647
Social Security Bank Ltd. (Banking)+.............     1,464,303       2,269,744
Unilever Ghana Ltd. (Food, Beverages &
  Tobacco)+......................................       185,700         199,892
                                                                  -------------
                                                                      3,327,109
                                                                  -------------
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------

GREECE (3.1%)
Hellenic Bottling Co. SA (Food, Beverages &
  Tobacco).......................................       104,224   $   3,878,009
Hellenic Telecommunication Organization SA (OTE)
  (Telecommunications)...........................        37,900       1,084,768
National Mortgage Bank of Greece (Banking).......        41,523       3,156,035
Papastratos Cigarettes SA (Food, Beverages &
  Tobacco).......................................         3,830          73,081
Silver & Baryte Ores Mining (Metals & Mining)....        36,520       1,528,417
                                                                  -------------
                                                                      9,720,310
                                                                  -------------

HONG KONG (0.8%)
Concord Land Development Co. Ltd. (Real
  Estate)........................................        84,400          29,691
Yue Yuen Industrial Holdings Ltd. (Retail).......     1,227,000       2,368,129
                                                                  -------------
                                                                      2,397,820
                                                                  -------------

HUNGARY (1.8%)
EGIS RT (Pharmaceuticals)........................        17,200         896,874
Matav RT (Telecommunications)....................       213,468       1,246,676
MOL Magyar Olaj-es Gazipari RT
  (Oil-Production)...............................        51,400       1,561,821
OTP Bank RT (Banking)............................        39,600       1,877,177
                                                                  -------------
                                                                      5,582,548
                                                                  -------------

INDIA (7.2%)
Bajaj Auto Ltd. (GDR) (Automotive)...............        32,200         611,800
EIH Ltd. (GDR) (Restaurants & Hotels)............       125,350       1,504,200
ITC Ltd. (Food, Beverages & Tobacco).............       267,800       5,315,203
Larsen & Toubro Ltd. (GDR) (Diversified
  Manufacturing).................................       185,300       2,404,267
Raymond Ltd. (GDR) (Textiles)....................        74,650         475,894
Reliance Industries Ltd. (GDR) (Chemicals).......       489,900       4,470,337
SIEL Ltd. (GDR) (Multi - Industry)+..............       116,400         174,600
SIEL Ltd. (GDR) (144A) (Multi - Industry)+.......       127,800         191,700

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
INDIA (CONTINUED)
Steel Authority of India Ltd. (GDR) (Metals &
  Mining)........................................       204,400   $     894,250
Tata Engineering & Locomotive Company Limited
  (Spon. GDR) (Automotive).......................       721,900       5,161,585
Videocon International Ltd. (GDS) (144A)
  (Entertainment, Leisure & Media)...............       489,200       1,051,780
Wockhardt Ltd. (GDR) (Pharmaceuticals)...........       117,300         630,487
                                                                  -------------
                                                                     22,886,103
                                                                  -------------

INDONESIA (0.8%)
P.T. Fastfood Indonesia (Food, Beverages &
  Tobacco).......................................        81,500           8,327
P.T. Goodyear Indonesia (Capital Goods)..........        13,000           2,616
P.T. Indorama Synthetic (Textiles)...............       267,500          68,738
P.T. International Nickel Indonesia (Metals &
  Mining)........................................     1,467,200       1,453,570
P.T. Modern Photo Film Co. (Wholesale &
  International Trade)...........................       311,500          54,970
P.T. Multi Bintang Indonesia (Food, Beverages &
  Tobacco).......................................        82,500         408,668
P.T. Pakuwon Jati (Real Estate)..................     4,480,000         208,049
P.T. Surya Toto Indonesia (Capital Goods)........       371,500         111,565
P.T. Unilever Indonesia (Food, Beverages &
  Tobacco).......................................        19,605         106,826
                                                                  -------------
                                                                      2,423,329
                                                                  -------------

ISRAEL (3.1%)
Bank Hapoalim Ltd. (Banking).....................       371,600         996,247
Bank Leumi Le-Israel (Banking)...................     1,124,500       2,052,335
Israel Chemicals Ltd. (Chemicals)................     1,853,700       2,232,114
Koor Industries Ltd. (Spon. ADR) (Multi -
  Industry)......................................       118,800       3,014,550
Teva Pharmaceutical Industries Ltd. (ADR)
  (Pharmaceuticals)..............................        37,500       1,598,437
                                                                  -------------
                                                                      9,893,683
                                                                  -------------
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------

MALAYSIA (2.8%)
Antah Holdings Berhad (Multi - Industry).........           200   $          41
Box Pak Berhad (Packaging & Containers)..........           896             420
Golden Hope Plantations Berhad (Metals &
  Mining)........................................     1,240,166       1,531,965
Lion Corp. Berhad (Multi - Industry).............       473,600         124,098
London & Pacific Insurance Co. Berhad
  (Insurance)....................................        15,000          21,357
Malaysian Airline System Berhad (Airlines).......       297,000         235,852
Malaysian Assurance Alliance Berhad
  (Insurance)....................................       566,000         983,687
Malaysian Tobacco Co. Berhad (Food, Beverages &
  Tobacco).......................................       133,000          72,901
Matsushita Electric Co. Berhad (Electronics).....           400           1,476
Nestle Berhad (Food, Beverages & Tobacco)........       285,000       1,531,680
Nylex Berhad (Chemicals).........................       267,000         132,072
Perlis Plantations Berhad (Transport &
  Services)......................................       462,000         648,527
Shell Refining Co. Berhad (Oil-Production).......       411,500         819,697
Telekom Malaysia Berhad (Telecommunications).....       986,000       2,952,718
UMW Holdings Berhad (Holding Companies)..........           200             180
                                                                  -------------
                                                                      9,056,671
                                                                  -------------

MEXICO (10.0%)
Cemex SA de CV (Building Materials)..............       521,675       3,133,909
Desc SA de CV, Class B (Multi - Industry)........        35,700         248,106
Empaques Ponderosa SA de CV, Series B (Forest
  Products & Paper)+.............................     1,995,000       1,574,468
Empresas ICA Sociedad Controladora SA de CV
  (Spon. ADR) (Construction & Housing)...........        95,112       1,182,955

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
MEXICO (CONTINUED)
Empresas La Moderna SA de CV (ADR) (Food,
  Beverages & Tobacco)+..........................        62,700   $   1,257,919
Fomento Economico Mexicano SA de CV, Class B
  (Food, Beverages & Tobacco)....................       257,000       1,901,118
Gruma SA de CV (Food, Beverages & Tobacco)+......       297,168         681,879
Grupo Carso SA de CV, Class A (Multi -
  Industry)......................................       246,600       1,551,138
Grupo Casa Autrey SA de CV (Spon. ADR) (Food,
  Beverages & Tobacco)...........................        45,300         600,225
Grupo Financiero Banamex Accival SA de CV, Class
  B (Banking)+...................................     1,477,000       4,610,442
Grupo Financiero Banamex Accival SA de CV, Class
  L (Banking)+...................................         6,960          17,790
Grupo Financiero Probursa SA de CV, Class B
  (Financial Services)+..........................           231              47
Grupo Gigante SA DW CV, Class B (Food, Beverages
  & Tobacco).....................................     2,990,000       1,313,700
Grupo Iusacell SA (ADR) (Telecommunications)+....        97,500       1,889,062
Grupo Radio Centro SA de CV (Spon. ADR)
  (Broadcasting & Publishing)....................        20,200         282,800
Pan-American Beverages Inc. (ADR) (Food,
  Beverages & Tobacco)...........................        71,300       2,843,088
Sigma Alimentos SA de CV, Series B (Food,
  Beverages & Tobacco)...........................       142,000       2,308,254
Telefonos de Mexico SA de CV, Class L (Spon. ADR)
  (Telecommunications)...........................       114,020       6,456,383
                                                                  -------------
                                                                     31,853,283
                                                                  -------------

MOROCCO (0.0%)*
Banque Commerciale Du Maroc (Banking)............            85           7,044
                                                                  -------------
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------

PAKISTAN (1.6%)
Fauji Fertilizer Co. Ltd. (Chemicals)+...........       842,100   $   1,660,504
Hub Power Co. (GDR) (Utilities)..................        86,900       2,237,675
Pakistan State Oil Co. Ltd. (Oil-Production)+....       206,201       1,040,596
                                                                  -------------
                                                                      4,938,775
                                                                  -------------

PERU (2.2%)
Cementos Norte Pacasmayo SA, Class T (Building
  Materials).....................................       576,728         909,109
Compania de Minas Buenaventura SA (Spon. ADR)
  (Metals & Mining)..............................        56,800         880,400
Creditcorp Ltd. (Financial Services).............        65,559       1,098,112
Luz del Sur SA (Spon. ADR) (Electric)............        10,885         173,888
Telefonica del Peru SA (ADR) (Telecommunication
  Services)......................................       131,100       2,900,588
Telefonica del Peru SA, Class B
  (Telecommunication Services)...................       441,700         973,202
                                                                  -------------
                                                                      6,935,299
                                                                  -------------

PHILIPPINES (3.0%)
Ayala Land Inc., Class B (Real Estate)...........    12,298,590       4,824,471
First Philippine Holdings Corp., Class B (Multi -
  Industry)......................................       774,840         569,309
Philippine Commercial International Bank
  (Banking)......................................        38,750         173,723
Philippine Long Distance Telephone Co. (ADR)
  (Telecommunications)...........................       132,842       3,586,734
Philippine National Bank (Banking)+..............       183,423         367,759
Uniwide Holdings Inc. (Wholesale & International
  Trade)+........................................     5,200,100         186,504
                                                                  -------------
                                                                      9,708,500
                                                                  -------------

POLAND (1.7%)
Bank Slaski SA (Banking).........................         7,200         625,345
Elektrim Spolka Akcyjna SA (Electrical
  Equipment).....................................       216,486       3,218,819

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
POLAND (CONTINUED)
Wielkopolski Bank Kredytowy SA (Banking).........        48,518   $     382,825
Zyweic SA (Food, Beverages & Tobacco)............        12,662       1,248,859
                                                                  -------------
                                                                      5,475,848
                                                                  -------------

RUSSIA (2.2%)
Lukoil Holding (Spon. ADR) (Oil-Production)......        31,100       2,060,375
Unified Energy Systems (Spon. ADR) (Electric)....       149,593       4,786,976
Vimpel-Communications (Spon. ADR)
  (Telecommunication Services)+..................         1,900         102,600
                                                                  -------------
                                                                      6,949,951
                                                                  -------------

SLOVAKIA (0.5%)
Slovakofarma AS (Pharmaceuticals)................        12,700       1,523,778
                                                                  -------------

SOUTH AFRICA (9.8%)
ABSA Group Ltd. (Banking)........................       553,800       4,791,587
Anglo-American Corp. of South Africa Ltd. (Multi
  - Industry)....................................        31,500       1,862,645
Billiton PLC (Metals & Mining)...................     1,041,200       2,944,547
Distillers Corporation Ltd. (Food, Beverages &
  Tobacco).......................................       237,400         446,018
Edgars Stores Ltd. (Retail)......................       100,300       1,755,467
Engen Ltd. (Oil-Production)......................       456,628       1,941,553
Highveld Steel & Vanadium Corp. Ltd. (Metals &
  Mining)........................................       384,203       1,215,707
Investec Group Ltd. (Financial Services).........        17,900         863,756
Kersaf Investments Ltd. (Entertainment, Leisure &
  Media).........................................        53,959         368,156
Murray & Roberts Holdings Ltd. (Construction &
  Housing).......................................       718,200       1,335,124
Omni Media Corp. Ltd. (Entertainment, Leisure &
  Media).........................................        86,465       1,709,971
Plate Glass & Shatterprufe Industries Ltd.
  (Automotive Supplies)..........................        61,565       1,040,994
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
SOUTH AFRICA (CONTINUED)
Sappi Ltd. (Forest Products & Paper)+............       231,600   $   1,346,586
Sasol Ltd. (Oil-Production)......................       288,100       2,905,774
South Africa Breweries Ltd. (Food, Beverages &
  Tobacco).......................................       146,800       4,923,798
Sun International Ltd. (Entertainment, Leisure &
  Media).........................................       907,600         538,473
Trans-Natal Coal Corp. Ltd. (Metals & Mining)....       294,400       1,094,571
                                                                  -------------
                                                                     31,084,727
                                                                  -------------

SOUTH KOREA (2.1%)
Hansol Paper Co. Ltd. (GDS) (Forest Products &
  Paper).........................................       131,362         459,767
Hanwha Chemical Corp. (Chemicals)+...............       813,396       1,594,536
Kia Motors Corp. (GDR) (144A) (Automotive)+......           474             948
Korea Electric Power Corp. (Electric)............        74,850       1,019,281
Korea Long Term Credit Bank (Banking)+...........        73,825         255,750
Korea Zinc Co. Ltd. (Metals & Mining)............        43,080         390,025
Pohang Iron & Steel Co. Ltd. (Metals & Mining)...        32,560       1,751,028
Pohang Iron & Steel Co. Ltd. (ADR) (Metals &
  Mining)........................................        51,600         919,125
Samsung Corp. (GDR) (144A) (Electronics)+........           292             201
Samsung Electronics Co. Ltd. (GDR)(144A)
  (Electronics)+.................................         6,340         178,471
                                                                  -------------
                                                                      6,569,132
                                                                  -------------

TAIWAN (3.3%)
Asia Cement Corp. (Building Materials)...........       676,000         709,323
Asia Cement Corp. (GDS) (Building Materials).....        93,929         997,996
China Steel Corp. (GDR) (Metals & Mining)........       125,116       1,579,590
Evergreen Marine Corp. (Spon. GDR) (Transport &
  Services)......................................       198,550       2,010,319

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
TAIWAN (CONTINUED)
Hocheng Group Corp. (GDR) (144A) (Building
  Materials).....................................       204,955   $   1,055,518
Microelectronics Technology Inc. (GDS)
  (Telecommunications)+..........................        25,440         120,840
Pacific Electric Wire & Cable
  (Telecommunications-Equipment)+................       377,859         355,233
President Enterprises Corp. (GDR) (144A) (Food,
  Beverages & Tobacco)+..........................        97,782       1,026,711
Siliconware Precision Industries Co. (GDR)
  (Semiconductors)+..............................        76,300       1,154,038
Yageo Corp. (GDR) (Electronics)+.................       117,920       1,400,300
                                                                  -------------
                                                                     10,409,868
                                                                  -------------

THAILAND (2.3%)
Advanced Info Service Public Co. Ltd.
  (Telecommunications)...........................        83,600         583,632
American Standard Sanitaryware Ltd. (Building
  Materials).....................................        39,100         192,088
Banpu Public Co. Ltd. (Metals & Mining)..........        74,500         512,397
Charoen Pokphand Feedmill Public Co. Ltd.
  (Agriculture)..................................       210,300         240,614
Dhana Siam Finance and Securities Public Co. Ltd.
  (Financial Services)+..........................           136              47
Krung Thai Bank Public Co. Ltd. (Banking)........     2,199,693         568,763
Sahavirya Steel Industries Public Co. Ltd.
  (Metals & Mining)+.............................     1,660,900         137,424
Shinawatra Computer Public Co. Ltd. (Computer
  Systems).......................................       247,400       1,548,047
Siam Cement Public Co. Ltd. (Building
  Materials)+....................................       234,700       3,313,407
TelecomAsia Corp. Public Co. Ltd.
  (Telecommunications)+..........................     1,020,400         369,375
                                                                  -------------
                                                                      7,465,794
                                                                  -------------

TURKEY (3.4%)
Aksigorta AS (Insurance).........................    18,154,050       1,343,265
Arcelik AS (Appliances & Household Durables).....     8,242,000         923,012
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
TURKEY (CONTINUED)
Ford Otomotive Sanayii AS (Automotive)...........     1,765,000   $   1,270,673
Haci Omer Sabanci Holding AS (Holding
  Companies).....................................    14,709,000       1,073,649
Migros Turk AS (Food, Beverages & Tobacco).......       996,000         975,982
Turkiye Is Bankasi (Banking).....................    13,921,000       1,753,870
Yapi ve Kredi Bankasi AS (Banking)...............    70,397,000       3,449,108
                                                                  -------------
                                                                     10,789,559
                                                                  -------------

VENEZUELA (1.2%)
Ceramica Carabobo CA, Class A (Spon. ADR)
  (Building Materials)...........................        85,176         349,452
Ceramica Carabobo CA, Class B (Spon. ADR)
  (Building Materials)...........................        21,266         116,893
Compania Anonima Nacional Telefonos de Venezuela
  (ADR) (Telecommunication Services).............        91,700       3,071,950
Corimon CA (Chemicals)+..........................           675               8
International Briquettes Holding Ltd. (Metals &
  Mining)+.......................................        36,166         289,328
                                                                  -------------
                                                                      3,827,631
                                                                  -------------

ZIMBABWE (0.0%)*
Trans Zambezi Industries Ltd. (Holding
  Companies).....................................         4,100             615
                                                                  -------------
  TOTAL COMMON STOCK (COST $314,994,335).........                   265,270,950
                                                                  -------------

PREFERRED STOCK (11.7%)
ARGENTINA (0.3%)
Quilmes Industrial SA (Spon. ADR) (Food,
  Beverages & Tobacco)...........................         70,325         777,970
                                                                   -------------

BRAZIL (10.6%)
Banco Itau SA (Banking)..........................      3,433,000       2,310,635
Ceval Participacoes SA (Food, Beverages &
  Tobacco)+......................................     23,960,000         104,719

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
BRAZIL (CONTINUED)
Companhia Brasileira de Distribuicao Grupo Pao de
  Acucar (Food, Beverages & Tobacco).............     53,516,000   $   1,440,792
Companhia Brasileira de Distribuicao Grupo Pao de
  Acucar (Spon. ADR) (Food, Beverages &
  Tobacco).......................................        114,000       3,035,250
Companhia Cervejaria Brahma (ADR) (Food,
  Beverages & Tobacco)...........................        185,600       2,447,600
Companhia Energetica de Sao Paulo SA
  (Utilities)+...................................     31,771,000       1,541,312
Companhia Hering (Holding Companies)+............     23,960,000          25,132
Compania Paranaense de Energia-Copel
  (Utilities)....................................    162,576,000       2,273,753
Copene Petroquimica do Nordeste SA, Class A
  (Spon. ADR) (Chemicals)........................         71,200       1,032,400
Copene-Petroquimica do Nordeste SA (Chemicals)...      4,167,000       1,249,351
Iochpe Maxion SA (Automotive)+...................      9,185,000         634,268
Lojas Arapua SA (Electronics)....................    173,221,000         484,526
Petrobras Distribuidora SA (Oil-Production)......     11,429,000         202,801
Petroleo Brasileiro SA (Oil-Production)..........     22,625,000       5,735,263
Telecomunicacoes Brasileiras SA (ADR)
  (Telecommunications)...........................         41,063       5,001,987
Uniao de Bancos Brasileiros SA (Spon. GDR)
  (Banking)+.....................................         90,200       3,585,450
Varig SA (Airlines)..............................         54,000         127,445
Votorantim Celulose e Papel SA (Forest Products &
  Paper).........................................     39,756,000         764,526
Votorantim Celulose e Papel SA (ADR) (Forest
  Products & Paper)..............................        189,250       1,797,875
                                                                   -------------
                                                                      33,795,085
                                                                   -------------
COLOMBIA (0.2%)
Banco Ganadero SA (ADR) (Banking)................         21,900         407,888
Bancolombia SA (Spon. ADR) (Banking).............         12,500         189,063
                                                                   -------------
                                                                         596,951
                                                                   -------------
              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------

GREECE (0.0%)*
Delta Dairy SA (Food, Beverages & Tobacco).......            697   $       9,642
                                                                   -------------

SOUTH KOREA (0.6%)
Samsung Co. Ltd. (GDR) (144A) (Electronics)+.....          3,199           2,207
Samsung Electronics Co. Ltd. (GDR) (144A)
  (Electronics)..................................        179,403       2,039,812
                                                                   -------------
                                                                       2,042,019
                                                                   -------------
  TOTAL PREFERRED STOCK (COST $37,212,278).......                     37,221,667
                                                                   -------------

RIGHTS (0.0%)*
BRAZIL (0.0%)*
Iochpe Maxion SA, Expiring 05/28/98
  (Automotive)+(f)...............................        489,547               0
                                                                   -------------

SOUTH KOREA (0.0%)*
Samsung Electronics Co. Ltd., Expiring 05/27/98
  (Electronics)+(f)..............................         14,777         149,511
                                                                   -------------

TAIWAN (0.0%)*
Yageo Corp., Expiring 05/18/98
  (Electronics)+(f)..............................          9,128               0
                                                                   -------------

THAILAND (0.0%)*
Dhana Siam Finance and Securities Public Co.
  Ltd., Expiring 05/19/98 (Financial
  Services)+(f)..................................             68               6
                                                                   -------------
  TOTAL RIGHTS
   (COST $43)....................................                        149,517
                                                                   -------------

WARRANTS (0.0%)*
MALAYSIA (0.0%)*
UMW Holdings Berhad, Expiring 01/26/00 (Holding
  Companies)+....................................            200              31
                                                                   -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
THAILAND (0.0%)*
Dhana Siam Finance and Securities Public Co.
  Ltd., Expiring 12/31/02 (Financial
  Services)+.....................................             17   $           1
                                                                   -------------
  TOTAL WARRANTS (COST $46)......................                             32
                                                                   -------------

                                                      PRINCIPAL
                                                      AMOUNT{::}
                                                   ----------------
CONVERTIBLE BONDS (1.5%)
MEXICO (0.2%)
Telmex Prides, 11.25% due 05/15/98
  (Telecommunications)...........................            10,000         570,000
                                                                      -------------
SOUTH KOREA (0.0%)*
Daewoo Heavy Industries Ltd., 3.00% due 12/31/01
  (Capital Goods)................................            85,000          60,350
                                                                      -------------

TAIWAN (1.0%)
Far Eastern Department Stores Ltd., 3.00% due
  07/06/01 (Retail)..............................         2,130,000       1,980,900
Yageo Corp., 1.25% due 07/24/03 (Electronics)....           521,000         870,070
Yieh Loong Co. Ltd., 2.00% due 12/31/00 (Metals &
  Mining)........................................   CHF   1,050,000         451,518
                                                                      -------------
                                                                          3,302,488
                                                                      -------------

THAILAND (0.3%)
Bangkok Bank Public Co., 3.25% due 03/03/04
  (Banking)......................................         2,257,000       1,015,650
                                                                      -------------
  TOTAL CONVERTIBLE BONDS (COST $5,844,611)......                         4,948,488
                                                                      -------------

               SECURITY DESCRIPTION                    UNITS           VALUE
-------------------------------------------------  -------------   -------------
UNIT TRUSTS/PARTNERSHIPS (2.6%)
GHANA (0.2%)
Blakeney Investors+(f)...........................         41,300   $     590,590
                                                                   -------------

RUSSIA (2.2%)
New Century Holdings Ltd. (Partnership III; Group
  B)+(f).........................................            800         372,800
New Century Holdings Ltd. (Partnership IV; Group
  I)+(f).........................................            900         779,400
New Century Holdings Ltd. (Partnership V; Group
  I)+(f).........................................          1,600         769,600
New Century Holdings Ltd. (Partnership X)+(f)....          2,617       3,849,607
New Century Holdings Ltd. (Partnership XIV; Group
  I)+(f).........................................          2,500       1,292,500
                                                                   -------------
                                                                       7,063,907
                                                                   -------------

TAIWAN (0.2%)
R.O.C. Taiwan Fund...............................         57,800         491,300
                                                                   -------------
  TOTAL UNIT TRUSTS/ PARTNERSHIPS (COST
   $8,274,550)...................................                      8,145,797
                                                                   -------------

                                                     PRINCIPAL
               SECURITY DESCRIPTION                   AMOUNT           VALUE
-------------------------------------------------  -------------   -------------
SHORT-TERM INVESTMENTS (0.2%)
REPURCHASE AGREEMENT (0.2%)
State Street Bank and Trust Repurchase Agreement,
  5.00% due 05/01/98, dated 04/30/98, proceeds
  $630,088 (collateralized by U.S. Treasury Bond,
  5.75% due 11/30/02, valued at $644,963)
  (Banking)......................................        630,000         630,000
                                                                   -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------

                                                                       VALUE
                                                                   -------------
TOTAL INVESTMENTS (COST $366,955,863) (99.4%)...................
                                                                   $ 316,366,451
OTHER ASSETS IN EXCESS OF LIABILITIES (0.6%)....................
                                                                       1,766,300
                                                                   -------------
NET ASSETS (100.0%).............................................   $ 318,132,751
                                                                   -------------
                                                                   -------------

------------------------------
Note: Based on the cost of investments of $367,336,445 for federal income tax purposes at April 30, 1998, the aggregate gross unrealized appreciation and depreciation was $44,152,973 and $95,122,967, respectively, resulting in net unrealized depreciation of $50,969,994.

+ - Non-income producing security

* - Less than 0.1%

{::} - Denominated in USD unless otherwise indicated.

ADR - American Depositary Receipt

ADS - American Depositary Shares

CHF - Swiss Franc

GDR - Global Depositary Receipt

GDS - Global Depositary Shares

Spon. ADR - Sponsored ADR

Spon. GDR - Sponsored GDR

USD - United States Dollar

144A - Securities restricted for resale to Qualified Institutional Buyers.

(f) - Fair valued security. Approximately 2.5% of the market value of the securities have been valued at fair value. (See Note 1a)

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION
                                                                                PERCENT OF
                                                                                   TOTAL
                                                                                INVESTMENTS
                                                                              ---------------
Food, Beverages & Tobacco...................................................         17.1%
Banking.....................................................................         13.4%
Telecommunications..........................................................          8.8%
Oil-Production..............................................................          7.6%
Metals & Mining.............................................................          5.6%
Telecommunications-Services.................................................          5.4%
Chemicals...................................................................          5.1%
Building Materials..........................................................          4.4%
Utilities...................................................................          4.0%
Unit Trusts/Partnerships....................................................          2.6%
Automotive..................................................................          2.4%
Multi-Industry..............................................................          2.4%
Retail......................................................................          2.4%
Pharmaceuticals.............................................................          2.0%
Electric....................................................................          1.9%
Forest Products & Paper.....................................................          1.9%
Real Estate.................................................................          1.8%
Electronics.................................................................          1.6%
Entertainment, Leisure & Media..............................................          1.6%
Construction & Housing......................................................          1.1%
Electrical Equipment........................................................          1.0%
Diversified Manufacturing...................................................          0.8%
Transport & Services........................................................          0.8%
Insurance...................................................................          0.7%
Financial Services..........................................................          0.6%
Restaurants & Hotels........................................................          0.5%
Oil-Services................................................................          0.4%
Semiconductors..............................................................          0.4%
Appliances & Household Durables.............................................          0.3%
Automotive Supplies.........................................................          0.3%
Holding Companies...........................................................          0.3%
Textiles & Apparels.........................................................          0.2%
Agriculture.................................................................          0.1%
Airlines....................................................................          0.1%
Broadcasting & Publishing...................................................          0.1%
Capital Goods...............................................................          0.1%
Telecommunications-Equipment................................................          0.1%
Wholesale & International Trade.............................................          0.1%
                                                                              ---------------
                                                                                    100.0%
                                                                              ---------------
                                                                              ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
APRIL 30, 1998
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $366,955,863 )          $316,366,451
Cash                                                        714
Foreign Currency at Value (Cost $2,059,677 )          2,046,612
Receivable for Investments Sold                         582,213
Dividends Receivable                                    908,337
Interest Receivable                                      74,854
Prepaid Trustees' Fees                                    2,811
Deferred Organization Expenses                              894
Prepaid Administration Fees                                 531
Prepaid Expenses and Other Assets                         2,151
                                                   ------------
    Total Assets                                    319,985,568
                                                   ------------
LIABILITIES
Payable for Investments Purchased                     1,232,092
Custody Fee Payable                                     270,459
Advisory Fee Payable                                    262,714
Administrative Services Fee Payable                       7,644
Accrued Foreign Capital Gains Taxes                       6,085
Fund Services Fee Payable                                 1,025
Accrued Expenses                                         72,798
                                                   ------------
    Total Liabilities                                 1,852,817
                                                   ------------

NET ASSETS
Applicable to Investors' Beneficial Interests      $318,132,751
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED APRIL 30, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income (Net of Foreign Withholding Tax
  of $364,221)                                                     $   5,355,196
Interest Income                                                          357,405
                                                                   -------------
    Investment Income                                                  5,712,601
EXPENSES
Advisory Fee                                       $   2,571,540
Custodian Fees and Expenses                              617,090
Administrative Services Fee                               77,165
Professional Fees and Expenses                            27,193
Fund Services Fee                                          8,484
Administration Fee                                         5,441
Printing Expenses                                          3,937
Trustees' Fees and Expenses                                3,527
Insurance Expense                                          2,339
Amortization of Organization Expenses                        816
Registration Fees                                            119
Miscellaneous                                             33,661
                                                   -------------
    Total Expenses                                                     3,351,312
                                                                   -------------
NET INVESTMENT INCOME                                                  2,361,289

NET REALIZED GAIN (LOSS)
  Investment Transactions                           (117,972,309)
  Foreign Currency Contracts and Transactions         12,415,507
                                                   -------------
    Net Realized Loss                                               (105,556,802)
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF
  Investments                                         62,949,455
  Foreign Currency Contracts and Translations        (10,144,398)
                                                   -------------
    Net Change in Unrealized Appreciation                             52,805,057
                                                                   -------------
NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                       $ (50,390,456)
                                                                   -------------
                                                                   -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    FOR THE SIX
                                                   MONTHS ENDED
                                                     APRIL 30,      FOR THE FISCAL
                                                       1998           YEAR ENDED
                                                    (UNAUDITED)    OCTOBER 31, 1997
                                                   -------------   ----------------
DECREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $   2,361,289   $     10,403,473
Net Realized Gain (Loss) on Investments and
  Foreign Currency Contracts and Transactions       (105,556,802)        57,180,706
Net Change in Unrealized Appreciation
  (Depreciation) of Investments and Foreign
  Currency Contracts and Translations                 52,805,057        (97,850,207)
                                                   -------------   ----------------
    Net Decrease in Net Assets Resulting from
      Operations                                     (50,390,456)       (30,266,028)
                                                   -------------   ----------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                        263,869,694        342,652,801
Withdrawals                                         (692,010,756)      (375,081,272)
                                                   -------------   ----------------
    Net Decrease from Investors' Transactions       (428,141,062)       (32,428,471)
                                                   -------------   ----------------
    Total Decrease in Net Assets                    (478,531,518)       (62,694,499)
NET ASSETS
Beginning of Period                                  796,664,269        859,358,768
                                                   -------------   ----------------
End of Period                                      $ 318,132,751   $    796,664,269
                                                   -------------   ----------------
                                                   -------------   ----------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                                                  FOR THE PERIOD
                                                                                                 NOVEMBER 15, 1993
                                                       FOR THE          FOR THE FISCAL YEAR      (COMMENCEMENT OF
                                                   SIX MONTHS ENDED      ENDED OCTOBER 31,          OPERATIONS)
                                                    APRIL 30, 1998    ------------------------        THROUGH
                                                     (UNAUDITED)       1997      1996     1995   OCTOBER 31, 1994
                                                   ----------------   -------   -------   ----   -----------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                               1.30%(a)        1.20%     1.23%  1.31%        1.36%(a)
  Net Investment Income                                  0.92%(a)        1.10%     1.14%  1.07%        0.66%(a)
Portfolio Turnover                                         24%             55%       31%    41%          27%
Average Broker Commissions                            $0.0005         $0.0009   $0.0006     --           --

------------------------
(a) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
APRIL 30, 1998
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Emerging Markets Equity Portfolio (the "portfolio") is registered under the Investment Company Act of 1940, as amended, (the "Act") as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on June 16, 1993. The portfolio commenced operations on November 15, 1993 and received a contribution of certain assets and liabilities, including securities, with a value of $223,722,513 on that date from the JPM Emerging Markets Equity Fund, Ltd. in exchange for a beneficial interest in the portfolio. The portfolio's investment objective is to provide a high total return from a portfolio of equity securities of companies in emerging markets. The Declaration of the Trust permits the Trustees to issue an unlimited number of beneficial interests in the portfolio.

Investments in emerging markets may involve certain considerations and risks not typically associated with investments in the United States. Future economic and political developments in emerging market countries could adversely affect the liquidity or value, or both, of such securities in which the portfolio is invested. The ability of the issuers of the debt securities held by the portfolio to meet their obligations may be affected by economic and political developments in a specific industry or region.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the portfolio's trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All short term portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the portfolio's trustees.

      The portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the portfolio. It is the policy of the portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal

THE EMERGING MARKETS EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------
      to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   b) The books and records of the portfolio are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and foreign currency contracts are translated at the prevailing exchange rates at the end of the period. Purchases, sales, income and expense are translated at the exchange rates prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. Although the net assets of the portfolio are presented at the exchange rates and market values prevailing at the end of the period, the portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

   c) Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or as of the time that the relevant ex-dividend date and amount becomes known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   d) The portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily at the current foreign exchange rates and the change in the market value is recorded by the portfolio as unrealized appreciation or depreciation of forward and spot foreign currency contract translations. At April 30, 1998, the portfolio had no open forward foreign currency contracts.

   e) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income and/or capital gains are earned.

   f) The portfolio incurred organization expenses in the amount of $7,629. Morgan Guaranty Trust Company of New York ("Morgan") has paid the organization expenses of the portfolio. The portfolio

THE EMERGING MARKETS EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------
      has agreed to reimburse Morgan for these costs which are being deferred and amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the portfolio.

2. TRANSACTIONS WITH AFFILIATES

   a) The portfolio has an Investment Advisory Agreement with Morgan. Under the terms of the agreement, the portfolio pays Morgan at an annual rate of 1.00% of the portfolio's average daily net assets. For the six months ended April 30, 1998, such fees amounted to $2,571,540.

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the portfolio's officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the six months ended April 30, 1998, the fee for these services amounted to $5,441.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and certain other portfolios for which Morgan acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of the aggregate average daily net assets and 0.04% of the aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services and J.P. Morgan Series Trust. For the six months ended April 30, 1998, the fee for these services amounted to $77,165.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $8,484 for the six months ended April 30, 1998.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represent the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as

THE EMERGING MARKETS EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------
      Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $1,800.

3. INVESTMENT TRANSACTIONS:

Investment transactions (excluding short-term investments) for the six months ended April 30, 1998 were as follows:

                           COST OF           PROCEEDS
                           PURCHASES        FROM SALES
                         ------------      ------------
                         $119,741,318      $176,192,638

4. RESTRICTED SECURITIES

                                                   SHARES   DATE ACQUIRED   U.S. $ COST
                                                   ------   -------------   -----------
Blakeney Investors...............................  41,300        11/1/96    $   413,000
New Century Holdings Ltd. Partnership III........     800        4/11/94    $   492,000
New Century Holdings Ltd. Partnership IV.........     900        6/16/94    $   900,000
New Century Holdings Ltd. Partnership V..........   1,600        11/9/94    $   731,200
New Century Holdings Ltd. Partnership X..........   2,617        1/21/97    $ 2,617,000
New Century Holdings Ltd. Partnership XIV........   2,500        9/22/97    $ 2,500,000

The securities shown above are restricted as to sale and have been valued at fair value in accordance with the procedures described in Note 1a. The value of these securities at April 30, 1998 is $7,654,497 representing 2.4% of the portfolio's net assets.

5. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement (the "Agreement") as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in this report.

6. OTHER MATTERS

On January 23, 1998, the portfolio received a withdrawal request in the amount of $381,757,617 as discussed in Note 5 of the fund's Notes to Financial Statements which are included elsewhere in this report. This amount is included in Withdrawals shown on the Statement of Changes in Net Assets. The withdrawal which was made in-kind by transferring certain assets and liabilities, including securities, directly to a non-U.S. fund resulted in a net realized loss on transfer of the securities in the amount of $74,439,112, which is included in Net Realized Loss on Investment Transactions in the Statement of Operations.

J.P. MORGAN FUNDS

     PRIME MONEY MARKET FUND

     FEDERAL MONEY MARKET FUND

     TAX EXEMPT MONEY MARKET FUND

     CALIFORNIA MONEY MARKET FUND

     SHORT TERM BOND FUND

     BOND FUND

     GLOBAL STRATEGIC INCOME FUND

     EMERGING MARKETS DEBT FUND

     TAX EXEMPT BOND FUND

     NEW YORK TOTAL RETURN BOND FUND

     CALIFORNIA BOND FUND: SELECT SHARES

     DIVERSIFIED FUND

     DISCIPLINED EQUITY FUND

     U.S. EQUITY FUND

     U.S. SMALL COMPANY FUND

     U.S. SMALL COMPANY OPPORTUNITIES FUND

     TAX AWARE U.S. EQUITY FUND: SELECT SHARES

     INTERNATIONAL EQUITY FUND

     EUROPEAN EQUITY FUND

     JAPAN EQUITY FUND

     INTERNATIONAL OPPORTUNITIES FUND

     EMERGING MARKETS EQUITY FUND

     GLOBAL 50 FUND: SELECT SHARES


FOR MORE INFORMATION ON THE J.P. MORGAN FUNDS,
CALL J.P. MORGAN FUNDS SERVICES AT
(800) 521-5411.


J.P. MORGAN
EMERGING MARKETS
EQUITY FUND


SEMI-ANNUAL REPORT
APRIL 30, 1998